Acquisition (Details 2) - CNY (¥) ¥ in Thousands		11 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Net revenues			¥ 13,525,407	¥ 11,295,523	¥ 7,182,789
Net loss			¥ 515,885	¥ 346,597	¥ (473,676)
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Assets acquired:
Cash and cash equivalents	¥ 45,109
Accounts receivable	138,516
Short term prepayment	18,221
Inventory	75,473
Other current assets	34,702
Long term prepayment	18,826
Property, plant and equipment, net	69,785
Total assets acquired	400,632
Liabilities
Short-term borrowings	24,100
Accounts payable	45,822
Other payables	57,376
Payroll and welfare payable	41,244
Accrued expenses	578
Total liabilities assumed	169,120
Total fair value of net assets	231,512
Less: Non-controlling interest	81,029
Fair value of purchase consideration	¥ 150,483
Net revenues		¥ 158,179
Net loss		¥ 5,178